Income Tax	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021
Income Tax
NOTE 9 — INCOME TAX
The Company’s net deferred tax assets at March 31, 2021 is as follows:

Deferred tax assets (liability)
Net operating loss carryforward	$23,974
Unrealized gain on marketable securities	(2,582)
Start-up Costs	306,668

Total net deferred tax assets	328,060
Valuation Allowance	(328,060)

Net Deferred tax assets	$—

The income tax provision for the period from July 7, 2020 (inception) through March 31, 2021 consists of the following:

Federal
Current	$—
Deferred	(328,060)
State and Local
Current	—
Deferred	—
Change in valuation allowance	328,060

Income tax provision	$—

As of December 31, 2020, the Company had $23,974 of U.S. federal net operating loss carryovers available to offset future taxable income.
In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from July
8
, 2020 (inception) through March 31, 2021, the change in the valuation allowance was $328,060.
A reconciliation of the federal income tax rate to the Company’s effective tax rate at March 31, 2021 is as follows:

Statutory federal income tax rate	21.0%
Change in fair value of warrants	(19.5)%
Transaction costs incurred in connection with warrant liabilities	(0.4)%
Valuation allowance	(1.1)%

Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company’s tax return for the year ended December 31, 2020 remains open and subject to examination.

Barkbox Inc [Member]
Income Tax
11.	INCOME TAXES
A reconciliation of the Company’s effective tax rate to the United States federal income tax rate is as follows:

	March 31,
	2021	2020	2019
Federal statutory rate	21.00%	21.00%	21.00%
Permanent differences	(2.29)	(0.88)	(1.77)
State taxes—net of federal benefits	3.12	1.73	1.60
Change in valuation allowance	(18.26)	(22.79)	(20.14)
Stock Compensation	(1.02)	—	—
Other deferred adjustments	(2.55)	—	—
Other	—	0.94	(0.69)

Total	—%	—%	—%

The components of the Company’s deferred taxes are as follows (in thousands):

	March 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$24,960	$24,836
Charitable contributions	155	127
Interest expense	3,330	1,557
UNICAP	3,048	1,430
Stock compensation	1,379	475
Accruals and other	$3,861	$2,403
Depreciation	—	59

Total deferred tax assets	36,733	30,887
Valuation allowance	(36,621)	(30,887)

Total deferred tax assets	112	—

Depreciation	(112)	—

Total deferred tax liabilities	(112)	—

Net deferred tax assets	$—	$—

As of March 31, 2021, the Company had federal net operating loss carryforwards (“NOLs”) of approximately $112.3 million, of which $60.5 million begin to expire in 2031 and $51.9 million can be carried forward indefinitely. The Company also had state NOLs of approximately $41.1 million which begin to expire in 2031.
As of March 31, 2020, the Company had federal net operating loss carryforwards (“NOLs”) of approximately $109.5 million, of which $51.6 million begin to expire in 2031 and $57.9 million can be carried forward indefinitely. The Company also had state NOLs of approximately $42.4 million which begin to expire in 2031.
Net operating loss and tax credit carry-forwards are subject to review and possible adjustment by the IRS and may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three-year period in excess of 50% as defined under Sections 382 and 383 in the Internal Revenue Code, which could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the Company’s value immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. The Company has completed a formal study through December 31, 2020 to determine if any ownership changes within the meaning of IRC Section 382 and 383 have occurred. As a result of the study, it was determined the Company experienced an ownership change on July 8, 2014; however, the limitation from the ownership change will not result in any of the NOLs or tax credits expiring unutilized.
The Company has recorded a valuation allowance against its deferred tax assets in each of the years ended March 31, 2021 and 2020, because the Company’s management believes that it is more likely than not that these assets will not be realized. As a result of generating additional net operating losses, the valuation allowance increased by approximately $5.7 million, from $30.9 million as of March 31, 2020 to $36.6 million as of March 31, 2021.
The Company had no unrecognized tax benefits or related interest and penalties accrued for the years ended March 31, 2021, 2020 and 2019 . The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.
The Company is subject to U.S. federal income tax and state income tax. The statute of limitations for assessment by the IRS and state tax authorities is open for the tax years since 2016; currently, no federal or state income tax returns are under examination by the respective taxing authorities. To the extent the Company has tax attributes carryforwards, the tax years in which the attribute was generated may still be adjusted upon examination by the IRS and the state tax authorities to the extent utilized in a future period.
On March 27, 2020, President Trump signed into law the Coronavirus Aid, Relief, and Economic Security (CARES) Act to provide relief as a result of the
COVID-19
outbreak. We have examined the impact of the CARES Act on the business and none of the provisions have a significant impact on the Company.